Schedule of detailed information of bank and other borrowings (Details)		12 Months Ended
		Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 USD ($)
Bank and other short term borrowings		$ 5,563,012		$ 3,766,634
Industrial and Commercial Bank of China [Member]
Inception date	[1]	Nov. 03, 2025
Maturity date	[1]	May 12, 2026
Initial principal | ¥	[1]		¥ 200,000
Interest rate	[1]	2.30%	2.30%
Bank and other short term borrowings	[1]	$ 28,994
Shenzhen Qianhai We Bank Co Ltd Eight [Member]
Inception date	[2]	Apr. 16, 2025
Maturity date	[2]	Apr. 26, 2027
Initial principal | ¥	[2]		¥ 696,238
Interest rate	[2]	6.67%	6.67%
Bank and other short term borrowings	[2]	$ 100,933
Agricultural Bank of China Two [Member]
Inception date	[2]	Mar. 18, 2026
Maturity date	[2]	Mar. 16, 2027
Initial principal | ¥	[2]		¥ 10,000,000
Interest rate	[2]	2.80%	2.80%
Bank and other short term borrowings	[2]	$ 1,449,696
Changshu Rural Commercial Bank One [Member]
Inception date	[3]	Aug. 21, 2025
Maturity date	[3]	Aug. 20, 2026
Initial principal | ¥	[3]		¥ 3,000,000
Interest rate	[3]	3.80%	3.80%
Bank and other short term borrowings	[3]	$ 434,909
China Merchants Bank One [Member]
Inception date	[2]	Feb. 26, 2026
Maturity date	[2]	Feb. 26, 2027
Initial principal | ¥	[2]		¥ 3,000,000
Interest rate	[2]	2.90%	2.90%
Bank and other short term borrowings	[2]	$ 434,909
China Merchants Bank Two [Member]
Inception date	[2]	Sep. 19, 2025
Maturity date	[2]	Sep. 19, 2026
Initial principal | ¥	[2]		¥ 1,000,000
Interest rate	[2]	2.70%	2.70%
Bank and other short term borrowings	[2]	$ 144,970
Bank of Communications One [Member]
Inception date	[2]	Nov. 21, 2025
Maturity date	[2]	Nov. 20, 2026
Initial principal | ¥	[2]		¥ 2,000,000
Interest rate	[2]	2.70%	2.70%
Bank and other short term borrowings	[2]	$ 289,939
Bank of Communications Two [Member]
Inception date	[2]	Nov. 25, 2025
Maturity date	[2]	Nov. 24, 2026
Initial principal | ¥	[2]		¥ 5,000,000
Interest rate	[2]	2.70%	2.70%
Bank and other short term borrowings	[2]	$ 724,848
Bank of Communications Three [Member]
Inception date	[2]	Feb. 26, 2026
Maturity date	[2]	Feb. 26, 2027
Initial principal | ¥	[2]		¥ 3,000,000
Interest rate	[2]	3.80%	3.80%
Bank and other short term borrowings	[2]	$ 434,909
China Zheshang Bank Co Ltd [Member]
Inception date	[2]	Sep. 09, 2025
Maturity date	[2]	Sep. 08, 2026
Initial principal | ¥	[2]		¥ 5,000,000
Interest rate	[2]	3.50%	3.50%
Bank and other short term borrowings	[2]	$ 724,848
Ping An International Financial Leasing Co Ltd One [Member]
Inception date	[4]	Dec. 03, 2025
Maturity date	[4]	Nov. 03, 2028
Initial principal | ¥	[4]		¥ 2,520,000
Interest rate	[4]	6.05%	6.05%
Bank and other short term borrowings	[4]	$ 327,920
Ping An International Financial Leasing Co Ltd Two [Member]
Inception date	[5]	Mar. 31, 2026
Maturity date	[5]	Mar. 19, 2029
Initial principal | ¥	[5]		¥ 3,144,000
Interest rate	[5]	6.05%	6.05%
Bank and other short term borrowings	[5]	$ 455,784
Agricultural Bank Of China One [Member]
Inception date	[1],[2]	Mar. 20, 2025
Maturity date	[1],[2]	Mar. 19, 2026
Initial principal | ¥	[1],[2]		¥ 10,000,000
Interest rate	[1],[2]	3.40%	3.40%
Bank and other short term borrowings	[1],[2]			1,378,037
Shenzhen Qianhai We Bank Co Ltd One [Member]
Inception date	[2],[6]	Jan. 20, 2025
Maturity date	[2],[6]	Jan. 26, 2027
Initial principal | ¥	[2],[6]		¥ 1,000,000
Interest rate	[2],[6]	7.11%	7.11%
Bank and other short term borrowings	[2],[6]			137,804
Shenzhen Qianhai We Bank Co Ltd Two [Member]
Inception date	[2],[6]	Mar. 19, 2025
Maturity date	[2],[6]	Mar. 14, 2027
Initial principal | ¥	[2],[6]		¥ 1,000,000
Interest rate	[2],[6]	6.01%	6.01%
Bank and other short term borrowings	[2],[6]			137,804
Shenzhen Qianhai We Bank Co Ltd Three [Member]
Inception date	[2],[6]	Mar. 19, 2025
Maturity date	[2],[6]	Mar. 14, 2027
Initial principal | ¥	[2],[6]		¥ 1,000,000
Interest rate	[2],[6]	8.01%	8.01%
Bank and other short term borrowings	[2],[6]			137,804
Shenzhen Qianhai We Bank Co Ltd Four [Member]
Inception date	[2],[6]	Mar. 19, 2025
Maturity date	[2],[6]	Mar. 14, 2027
Initial principal | ¥	[2],[6]		¥ 1,000,000
Interest rate	[2],[6]	8.01%	8.01%
Bank and other short term borrowings	[2],[6]			137,804
Shenzhen Qianhai We Bank Co Ltd Five [Member]
Inception date	[2],[6]	Mar. 19, 2025
Maturity date	[2],[6]	Mar. 26, 2027
Initial principal | ¥	[2],[6]		¥ 1,000,000
Interest rate	[2],[6]	8.54%	8.54%
Bank and other short term borrowings	[2],[6]			137,804
Shenzhen Qianhai We Bank Co Ltd Six [Member]
Inception date	[2],[6]	Jun. 03, 2024
Maturity date	[2],[6]	Jun. 03, 2026
Initial principal | ¥	[2],[6]		¥ 500,000
Interest rate	[2],[6]	5.40%	5.40%
Bank and other short term borrowings	[2],[6]			45,934
Shenzhen Qianhai We Bank Co Ltd Seven [Member]
Inception date	[2]	Mar. 19, 2025
Maturity date	[2]	Mar. 26, 2027
Initial principal | ¥	[2]		¥ 300,000
Interest rate	[2]	7.07%	7.07%
Bank and other short term borrowings	[2]	$ 10,353		41,340
Bank of Communications Four [Member]
Inception date	[1],[2]	Mar. 07, 2025
Maturity date	[1],[2]	Mar. 07, 2026
Initial principal | ¥	[1],[2]		¥ 3,000,000
Interest rate	[1],[2]	3.80%	3.80%
Bank and other short term borrowings	[1],[2]			413,411
Changshu Rural Commercial Bank Two [Member]
Inception date	[1],[2]	Aug. 30, 2024
Maturity date	[1],[2]	Aug. 29, 2025
Initial principal | ¥	[1],[2]		¥ 3,000,000
Interest rate	[1],[2]	3.35%	3.35%
Bank and other short term borrowings	[1],[2]			413,411
China Merchants Bank Three [Member]
Inception date	[1],[2]	Jan. 02, 2025
Maturity date	[1],[2]	Jul. 02, 2025
Initial principal | ¥	[1],[2]		¥ 3,000,000
Interest rate	[1],[2]	2.70%	2.70%
Bank and other short term borrowings	[1],[2]			413,411
Prince Jewellery and Watch Shanghai Co Ltd Two [Member]
Inception date	[1],[2]	Feb. 05, 2025
Maturity date	[1],[2]	Feb. 05, 2026
Initial principal | ¥	[1],[2]		¥ 2,000,000
Interest rate	[1],[2]	3.10%	3.10%
Bank and other short term borrowings	[1],[2]			275,607
Bank of Jiangsu Two [Member]
Inception date	[2],[6]	Mar. 19, 2025
Maturity date	[2],[6]	Mar. 26, 2027
Initial principal | ¥	[2],[6]		¥ 700,000
Interest rate	[2],[6]	7.07%	7.07%
Bank and other short term borrowings	[2],[6]			$ 96,463

[1]	The loan was repaid in full upon its maturity.
[2]	The loan is guaranteed by Lin Tan, COO of the Company.
[3]	The loan is jointly guaranteed by Lin Tan, COO of the Company and Yuyu Wang (General Manager of Wuxi TC-Link).
[4]	The loan is collateralized by six wind blade trailers.
[5]	The loan is collateralized by twelve flatbed trailers.
[6]	The loan was repaid in full before its maturity. Borrowings from Shenzhen Qianhai WeBank Co., Ltd. and Bank of Jiangsu contain clauses which allow borrowers to make early repayments without penalties. Considering the interest rates of these borrowings are significantly higher than the Company’s other borrowings, the Company intends to repay these borrowings as soon as it has available funds, usually within one year from the commencement of each borrowing. Therefore, these borrowings are presented as current liabilities despite the fact that their original maturities exceed one year.